SUPPLEMENT TO THE
                STATEMENTS OF ADDITIONAL INFORMATION (SAI)
                                 OF
                       EVERGREEN BALANCED FUNDS
                    EVERGREEN DOMESTIC GROWTH FUNDS
                      EVERGREEN EQUITY FUNDS
                  EVERGREEN GROWTH AND INCOME FUNDS
           EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
           EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                    EVERGREEN MONEY MARKET FUNDS
             EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                     EVERGREEN SECTOR FUNDS
                  EVERGREEN SELECT EQUITY FUNDS
               EVERGREEN SELECT FIXED INCOME FUNDS
         EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
           EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                EVERGREEN STATE MUNICIPAL BOND FUNDS

                       (the "Funds")

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                          SPECIAL OFFER
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         During the period from September 1, 2001 through  November 30, 2001(the
"Sales Period") or unless extended by Evergreen Distributors, Inc. (EDI), the principal underwriter of the Funds, EDI will pay A. G. Edwards & Sons, Inc. (A.G. Edwards) an additional commission on the initial sale of any of the Funds made through A.G. Edwards' Monthly Accumulation Plans (MAP). EDI will pay an additional commission on the initial MAP investment only equal to 0.50% of the net asset value of all sales of Class A shares and Class B shares of the Funds and an additional commission of 0.25% of the net asset value of all sales of Class C shares of the Funds sold during the Sales Period.

September 13, 2001                                                 559734 (9/01)